VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 6.5%
5,455,900	Astra International Tbk PT #	$2,536,662
Banks: 28.1%
1,524,600	Bank Central Asia Tbk PT #	3,259,548
4,877,802	Bank Mandiri Persero Tbk PT #	2,399,178
3,695,432	Bank Negara Indonesia Persero Tbk PT #	1,912,357
10,941,500	Bank Rakyat Indonesia Tbk PT #	3,177,028
2,047,400	Bank Tabungan Negara Tbk PT #	282,705
		11,030,816
Capital Goods: 1.1%
1,468,268	PP Persero Tbk PT #	176,326
2,230,588	Waskita Karya Persero Tbk PT #	259,220
		435,546
Diversified Financials: 1.4%
903,250	First Pacific Company Ltd. #	345,712
5,104,300	Kresna Graha Investama Tbk PT * #	197,765
		543,477
Energy: 7.4%
7,729,800	Adaro Energy Tbk PT #	702,759
2,195,497	Banpu PCL (NVDR) #	847,206
1,893,200	Tambang Batubara Bukit Asam Tbk PT #	301,529
739,169	United Tractors Tbk PT #	1,071,418
		2,922,912
Food, Beverage & Tobacco: 11.5%
3,487,200	Charoen Pokphand Indonesia Tbk PT #	1,314,381
1,969,600	Golden Agri-Resources Ltd. #	320,409
223,200	Gudang Garam Tbk PT #	823,517
1,070,900	Indofood Cbp Sukses Makmur Tbk PT #	907,485
2,121,900	Indofood Sukses Makmur Tbk PT #	1,150,559
		4,516,351
Health Care Equipment & Services: 1.3%
2,742,797	Mitra Keluarga Karyasehat Tbk PT Reg S #	523,375
Household & Personal Products: 4.6%
553,200	Unilever Indonesia Tbk PT #	1,811,469
Materials: 12.3%
12,476,000	Barito Pacific Tbk PT #	870,140
1,120,500	Chandra Asri Petrochemical Tbk PT #	646,600
1,242,800	Indah Kiat Pulp and Paper Corp. Tbk PT #	567,170
871,800	Indocement Tunggal Prakarsa Tbk PT #	1,148,896
601,900	Pabrik Kertas Tjiwi Kimia Tbk PT #	447,297
1,404,800	Semen Gresik Persero Tbk PT #	1,142,125
		4,822,228
Media & Entertainment: 0.6%
2,712,500	Surya Citra Media Tbk PT #	221,689
Pharmaceuticals, Biotechnology: 2.9%
9,742,000	Kalbe Farma Tbk PT #	1,148,276
Real Estate: 5.5%
4,465,200	Bumi Serpong Damai Tbk PT * #	437,321
4,754,395	Ciputra Development Tbk PT #	353,514
35,619,900	Hanson International Tbk PT *	230,858
29,469,400	Lippo Karawaci Tbk PT * #	489,830
7,215,800	Pakuwon Jati Tbk PT #	338,029
3,765,300	Summarecon Agung Tbk PT #	306,428
		2,155,980
Retailing: 4.2%
3,315,600	Ace Hardware Indonesia Tbk PT #	413,548
47,788	Jardine Cycle & Carriage Ltd. #	1,037,332
908,300	Matahari Department Store Tbk PT #	219,243
		1,670,123
Telecommunication Services: 9.5%
95,509	Telekomunikasi Indonesia Tbk PT (ADR)	2,875,776
985,600	Tower Bersama Infrastructure Tbk PT #	425,482
1,756,375	XL Axiata Tbk PT * #	425,601
		3,726,859
Transportation: 1.1%
1,052,350	Jasa Marga Persero Tbk PT #	422,677
Utilities: 1.9%
5,038,100	Perusahaan Gas Negara Tbk PT #	745,422
Total Common Stocks (Cost: $50,091,730)		39,233,862
MONEY MARKET FUND: 0.4% (Cost: $132,664)
132,664	Dreyfus Government Cash Management Fund - Institutional Shares	132,664
Total Investments: 100.3% (Cost: $50,224,394)		39,366,526
Liabilities in excess of other assets: (0.3)%		(107,692)
NET ASSETS: 100.0%		$39,258,834

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,127,228 which represents 92.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	10.0%	$3,948,548
Consumer Discretionary	10.7	4,206,785
Consumer Staples	16.1	6,327,820
Energy	7.4	2,922,912
Financials	29.4	11,574,293
Health Care	4.2	1,671,651
Industrials	2.2	858,223
Materials	12.3	4,822,228
Real Estate	5.5	2,155,980
Utilities	1.9	745,422
Money Market Fund	0.3	132,664
	100.0%	$39,366,526